Schedule of Investments (unaudited) July 31, 2021	BlackRock Asian Dragon Fund (formerly known as BlackRock Asian Dragon Fund, Inc.) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 38.4%
Alibaba Group Holding Ltd.(a)	193,492	$4,725,607
Alibaba Group Holding Ltd., ADR(a)	12,163	2,374,096
BOC Hong Kong Holdings Ltd.	526,500	1,690,740
China Construction Bank Corp., Class H	3,642,000	2,536,811
China Mengniu Dairy Co. Ltd.(a)	632,000	3,431,389
China Molybdenum Co. Ltd., Class A	1,372,800	1,471,074
China Molybdenum Co. Ltd., Class H	1,344,000	983,728
China Petroleum & Chemical Corp., Class A	1,435,265	885,517
China Petroleum & Chemical Corp., Class H	1,382,000	631,948
China Resources Land Ltd.	460,000	1,537,254
China Tourism Group Duty Free Corp. Ltd., Class A	37,800	1,411,914
DIDI Global 6 MO Lockup, (Acquired 07/08/21, Cost: $740,617)(a)(b)	108,016	1,067,243
Enn Energy Holdings Ltd.	126,200	2,633,578
Eve Energy Co. Ltd., Class A	108,176	1,893,918
Han’s Laser Technology Industry Group Co. Ltd., Class A	265,900	1,518,859
Hua Hong Semiconductor Ltd.(a)(c)	300,000	1,901,118
Kanzhun Ltd., ADR(a)	13,280	457,496
Li Ning Co. Ltd.	176,082	1,859,657
LONGi Green Energy Technology Co. Ltd., Class A	152,800	2,039,777
Meituan, Class B(a)(c)	96,100	2,659,223
NetEase, Inc.	59,400	1,181,479
NetEase, Inc., ADR	13,590	1,389,034
PetroChina Co. Ltd., Class A	1,358,000	982,537
PetroChina Co. Ltd., Class H	2,494,000	1,041,848
Shandong Linglong Tyre Co. Ltd., Class A	275,400	1,596,883
Tencent Holdings Ltd.	100,400	6,054,938
Topsports International Holdings Ltd.(c)	1,070,000	1,493,234
Wuxi Biologics Cayman, Inc.(a)(c)	132,500	2,023,838
Yum China Holdings, Inc.	53,292	3,314,230

		56,788,968

Hong Kong — 7.3%
AIA Group Ltd.	411,200	4,920,321
CK Hutchison Holdings Ltd.	367,000	2,681,412
Link REIT	241,000	2,303,080
SJM Holdings Ltd.(a)	989,000	891,998

		10,796,811

India — 11.5%
Axis Bank Ltd.(a)	235,484	2,248,557
Bandhan Bank Ltd.(c)	474,552	1,860,765
Bharti Airtel Ltd.	272,172	2,058,762
Godrej Properties Ltd.(a)	75,669	1,631,884
HDFC Bank Ltd.	84,085	1,618,147
Mahindra & Mahindra Financial Services Ltd.	480,536	978,764
Reliance Industries Ltd.	165,624	4,540,097
Tech Mahindra Ltd.	123,505	2,010,580

		16,947,556

Indonesia — 3.4%
Bank Central Asia Tbk PT	1,722,000	3,554,823
Bank Mandiri Persero Tbk PT	3,682,900	1,451,159

		5,005,982

Singapore — 1.8%
Oversea-Chinese Banking Corp. Ltd.	291,700	2,639,078

South Korea — 15.7%
Doosan Bobcat, Inc.(a)	20,046	805,223

Security	Shares	Value

South Korea (continued)
Kakao Corp.	22,649	$2,899,410
NCSoft Corp.	3,883	2,784,979
Samsung Electronics Co. Ltd.	124,847	8,531,593
Samsung Fire & Marine Insurance Co. Ltd.	10,156	1,894,581
Samsung SDI Co. Ltd.	3,671	2,369,773
SK Hynix, Inc.	16,037	1,569,962
SK IE Technology Co. Ltd.(a)	11,202	2,196,089
SK IE Technology Co. Ltd.(a)(c)	652	127,821

		23,179,431

Taiwan — 12.5%
Accton Technology Corp.	161,000	1,884,781
Hiwin Technologies Corp.	138,000	1,587,823
Taiwan Semiconductor Manufacturing Co. Ltd.	623,000	13,020,386
Yageo Corp.	99,000	1,996,498

		18,489,488

Thailand — 2.4%
CP ALL PCL, NVDR	1,107,000	1,988,574
PTT PCL, NVDR	1,554,600	1,643,987

		3,632,561

United Kingdom — 2.1%
Prudential PLC	87,328	1,639,917
Standard Chartered PLC	233,899	1,402,179

		3,042,096

United States — 1.1%
Air Lease Corp.	37,220	1,576,639

Total Common Stocks — 96.2% (Cost: $110,526,134)		142,098,610

Preferred Securities

Preferred Stocks — 1.8%

South Korea — 1.8%
Samsung Electronics Co. Ltd., Preference Shares	43,681	2,742,112

Total Preferred Securities — 1.8% (Cost: $1,681,082)		2,742,112

Total Long-Term Investments — 98.0% (Cost: $112,207,216)		144,840,722

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	2,722,471	2,722,471

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Asian Dragon Fund (formerly known as BlackRock Asian Dragon Fund, Inc.) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Time Deposits — 0.0%

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.00%, 08/04/21	HKD 246	$31,693

Total Short-Term Securities — 1.9% (Cost: $2,754,165)		2,754,164

Total Investments — 99.9% (Cost: $114,961,381)		147,594,886

Other Assets Less Liabilities — 0.1%		153,416

Net Assets — 100.0%		$147,748,302

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,067,243, representing 0.7% of its net assets as of period end, and an original cost of $740,617.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,673,714	$—	$(951,243	)(a)	$—	$—	$2,722,471	2,722,471	$89		$—
SL Liquidity Series, LLC, Money Market Series(b)	1,407,844	—	(1,407,844	)(a)	—	—	—	—	1,099	(c)	—

					$—	$—	$2,722,471		$1,188		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	JPMorgan Chase Bank N.A.(b)	02/08/23	$882,086	$1,055	(c)	$883,850	0.6%

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(709) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	40-60 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA

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Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Asian Dragon Fund (formerly known as BlackRock Asian Dragon Fund, Inc.)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023 :

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

United Kingdom
Prudential PLC	30,162	$566,407	64.1%
Standard Chartered PLC	44,971	269,592	30.5
Standard Chartered PLC	7,982	47,851	5.4

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$883,850

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
China	$7,534,856	$49,254,112	$—	$56,788,968
Hong Kong	—	10,796,811	—	10,796,811
India	—	16,947,556	—	16,947,556
Indonesia	—	5,005,982	—	5,005,982
Singapore	—	2,639,078	—	2,639,078
South Korea	127,821	23,051,610	—	23,179,431
Taiwan	—	18,489,488	—	18,489,488
Thailand	—	3,632,561	—	3,632,561
United Kingdom	—	3,042,096	—	3,042,096
United States	1,576,639	—	—	1,576,639
Preferred Securities
Preferred Stocks	—	2,742,112	—	2,742,112

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Asian Dragon Fund (formerly known as BlackRock Asian Dragon Fund, Inc.)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$2,722,471	$—	$—	$2,722,471
Time Deposits	—	31,693	—	31,693

	$11,961,787	$135,633,099	$—	$147,594,886

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,055	$—	$1,055

(a)	Derivative financial instruments are swaps contracts. Swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets
Opening balance, as of April 30, 2021	$2,967,493
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	562,997
Net change in unrealized appreciation (depreciation)(a)	(1,172,674)
Purchases	—
Sales	(2,357,816)

Closing balance, as of July 31, 2021	$—

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2021(a)	$(1,172,674)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

HKD	Hong Kong Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

MO	Moral Obligation

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

REIT	Real Estate Investment Trust

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